Loans and financings - Renegotiation of debt on prior years (Details) R$ in Thousands, $ in Thousands	Dec. 27, 2018 USD ($)	May 22, 2018 USD ($)	Dec. 31, 2019	Dec. 28, 2018	Dec. 27, 2018 BRL (R$)	Dec. 27, 2018 USD ($)	May 23, 2018
Term loan | LIBOR 6M
Loans and financings
Principal amount		$ 100,000
Adjustment to interest rate (as a percent)		2.50%					1.27%
Gain on debt modification		$ 3,428
BNDES
Loans and financings
Principal amount					R$ 228,573	$ 58,990
Gain on debt modification	$ 0
BNDES | TJLP
Loans and financings
Adjustment to interest rate (as a percent)			2.82%
BNDES | TJLP | Minimum
Loans and financings
Adjustment to interest rate (as a percent)					2.36%	2.36%
BNDES | TJLP | Maximum
Loans and financings
Adjustment to interest rate (as a percent)					2.48%	2.48%
BNDES | SELIC
Loans and financings
Adjustment to interest rate (as a percent)			3.10%
BNDES | SELIC | Minimum
Loans and financings
Adjustment to interest rate (as a percent)					2.48%	2.48%
BNDES | SELIC | Maximum
Loans and financings
Adjustment to interest rate (as a percent)					2.72%	2.72%
BNDES | TLP | Minimum
Loans and financings
Adjustment to interest rate (as a percent)				2.09%
BNDES | TLP | Maximum
Loans and financings
Adjustment to interest rate (as a percent)				2.29%